Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of presentation
a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Reclassifications
b)	Reclassifications

The Company changed the presentation of revenue within its consolidated statements of operations retrospectively. Disaggregation of revenue has been changed as a result of the disposal of discontinued operations. Amounts for the comparative prior periods have been reclassified to conform to the current period presentation. These reclassifications had no impact on previously reported net income or financial position and do not represent a restatement of any previously reported financial results.

Principles of consolidation
c)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and subsidiaries of VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, VIEs and subsidiaries of VIEs have been eliminated upon consolidation.

Use of estimates
d)	Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to determining the provision for accounts receivable, provision for prepayment and other current assets, assessment for valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses, impairment assessment on goodwill and long-lived assets, long-term investments and valuation of warrant liabilities at fair value.

Functional currency and foreign currency translation
e)	Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB.

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9931 representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2025. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, and expenses, gains and loss are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income/(loss) in the consolidated statements of operations and comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and loss resulting from foreign exchange transactions are included in foreign exchange loss in the consolidated statements of operations and comprehensive loss.

Fair value measurements
f)	Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, prepayment and other current assets, long-term investments, short-term borrowings, accounts payable, other payables, guarantee liabilities and other liabilities of which the carrying values approximate their fair value due to their short term in nature and other liabilities.

The fair value of warrant liability was determined using the Black Scholes Model, with level 3 inputs (Note 17).

Discontinued operations
g)	Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statements of operations and comprehensive loss, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinuing operations are presented separately in Note 4. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Non-current assets or disposal groups are classified as assets held for sale when the carrying amount is to be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

On October 31, 2025, the Company completed the disposal of the disposal groups.

Cash, cash equivalents and restricted cash
h)	Cash, cash equivalents and restricted cash

Cash and cash equivalents mainly represent cash on hand, demand deposits placed with large reputable banks in the United States of America or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of three months or less. As of December 31, 2024 and 2025, there were cash at bank and demand deposits with original terms of less than three months denominated in US dollars amounting to approximately US$0.6 million and US$0.14 million, respectively (equivalent to approximately RMB4.6 million and RMB1.0 million, respectively).

Accounts and notes receivables, net
i)	Accounts and notes receivables, net

Accounts and notes receivables are recorded at amortized cost, net of allowances for current expected credit losses (“CECL”) in accordance with ASC Topic 326, as updated by ASU 2025-05. Management regularly reviews outstanding accounts and provides an allowance for doubtful accounts. When collection of the original invoice amounts is no longer probable, the Company will either partially or fully write off the balance against the allowance for credit loss.

Property, equipment and software, net
j)	Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets, net
k)	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years

Long-term investments
l)	Long-term investments

For equity investments which the Company does not have significant influence, and whose fair value is not readily determinable, the cost less impairment accounting is applied (“measurement alternative”). Gain or loss are realized when such investment is sold or when dividends are declared or payments are received.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323 Investments-Equity Method and Joint Ventures. The Company adjusts the carrying amount of equity method investment for its share of the income or loss of the investee and reports the recognized income or loss in the consolidated statements of operations and comprehensive loss. The Company’s share of the income or loss of an investee are based on the shares of common stock and in-substance common stock held by the Company.

The Company evaluates its equity investments for impairment at each reporting date, or more frequently if events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, include, but are not limited to, the length of the time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost.

Goodwill
m)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. We allocate the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price for acquisitions over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is not amortized, but impairment of goodwill is tested on at least an annual basis or whenever events or changes in circumstances indicate that the carrying value of the reporting unit exceeds its fair value.

We first assess qualitative factors to determine whether it is more likely than not that the fair value of our reporting unit is less than its carrying amount, including goodwill. The qualitative assessment includes our evaluation of relevant events and circumstances affecting our single reporting unit, including macroeconomic, industry, market conditions and our overall financial performance. If qualitative factors indicate that it is more likely than not that our reporting unit’s fair value is less than its carrying amount, then we will perform the quantitative impairment test by comparing the reporting unit’s carrying amount, including goodwill, to its fair value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess.

We applied significant judgment in developing the fair value of our single reporting unit. Fair value of the reporting unit is estimated by us using a discounted cash flow model which requires us to make judgments and assumptions related to future revenues, discount rate and terminal growth rate. The probabilities of the success of the clinical trials based on the status of these trials and reference to the industry benchmark were also incorporated into the assumption of future revenues.

Impairment of long-lived assets
n)	Impairment of long-lived assets

Long-lived assets or asset group, including intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Revenue recognition
o)	Revenue recognition

The Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services using the five steps defined under ASC Topic 606.

The Group determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Group satisfies a performance obligation

Revenue is recognized upon transfer of control of promised goods or services to a customer.

Revenue is recorded net of Value Added Tax (“VAT”) and related surcharges collected from customers, which are subsequently remitted to government authorities.

Revenue from the resale of automotive electronic components

The Group generates revenue from the resale of automotive electronic components. The Group identified a single performance obligation, which is to deliver the specified automotive electronic components to customers. The sale price of the electronic component equipment and its accessories are clearly stated in the agreement signed with customers. The Group acts as a principal in these transactions in accordance with ASC 606 and recognizes revenue at a point in time when control of the automotive electronic components is transferred to customers.

Advertising business

For the marketing information services, the Group generates consumers’ demand information through its online channels and provides to the industry customers upon consumers’ consent. The Group identified only one performance obligation that is to provide consumer’s demand information to the industry customers. The marketing information service fee is charged based on the quantity of consumers’ demand information delivered. Revenue is recognized at a point in time upon the delivery of such consumers’ demand information.

For the proxy advertising services, with the development of network economy, online advertising has become a trend. The Group’s clients pay for ads posting to promote their brand images. The Group connect demands for our clients with popular online platforms, such as Tiktok, Kuaishou, Toutiao and etc, to showcase our clients’ brands, services or products. It’s the most efficient way for the clients to attract more attention. In practice, an account is set up on the platform for the client and the client notifies us to recharging the account when the account is activated. The client will get access to the account, determine when, where or how long to post the ads on its own and operate posting in the account. When the client posts an ad, the platform charges the account. The Group is considered to be an principle in accordance with ASC 606 and revenue is recognized over the period of the contract.

Offline marketing services revenue

Auto shows revenue

The Group’s online website and offline infrastructure allow them to organize auto shows, which aim at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group charges a fixed admission fee per auto show event from its industry customers for arranging, decorating and providing booth space at auto shows. The Group has identified one performance obligation for the transaction - providing a decorated venue for auto dealers, automakers and automotive service providers, as the individual service promised in auto show contracts are not distinct individually. As the Group has control of the auto show services and discretion in establishing the price of auto show admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The auto shows revenue is recognized on a straight-line basis over the period of the contract, which is usually from two days to four days, when the services are provided.

The auto show business has been fully transformed into an agency model in July 2024. The Group’s agency service is developed from the original auto show service. The difference is that the Group arrange, decorate and provide booth space by ourselves in the original auto show service and collect the admission fee, but now the Group entrust the service to the agent, and at the same time to provide promotion services to the agent, and charge the service fee. The Group is considered to be an agent in accordance with ASC 606 and revenue is recognized over the period of the contract.

Special promotion events revenue

The Group provides integrated services to support auto dealers’ own special promotion events during a specific period. The services include event planning and execution, marketing, training and onsite coaching, etc. The Group charges a fixed service fee per special promotion event. The Group has identified one performance obligation as the individual service promised in service contracts are not distinct individually. As the Group has control of the service and discretion in establishing the price of the fee to auto dealers, it is considered to be a principal in accordance with ASC 606. The special promotion events revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Referral service for commercial bank revenue

In October 2019, the Group commenced its auto loan referral services in collaboration with a commercial bank. The referral services provided to the bank include (i) referral services and (ii) periodic guarantee for the following time periods: (a) from the date of loan issuance by the commercial bank to the consumer to the date when the consumer’s vehicle mortgage registration is completed (the mortgage registration procedures should be completed within 120 days after the loan issuance) and (b) no overdue of more than 30 days for any of the first 3 monthly repayment. The referral service and periodic guarantee are two separate performance obligations that meet the criteria to be considered distinct, of which, referral services revenue is recognized at a point in time upon the delivery of the services and a guarantee liability is recorded at fair value at inception of the loans. Revenue from the periodic guarantee is recognized by a systematic and rational amortization method over the term of guarantee period. The Company has ceased the cooperation since April 2022.

One component of the transaction price is based on the loan performance of the following 12 months since the auto loans were released and the transaction price will be entitled to be received upon the loan performance meet specific criteria. The Group identified that one component as a variable consideration and the Group recognized the revenue when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Online marketing services revenue

The Group’s online marketing services revenue primarily include (i) live streaming promotion events services, (ii) customer referral services, (iii) marketing information services and (iv) demand-side platform services.

The Group commenced its live streaming promotion events services from the first quarter of 2020, holding promotional events on the live streaming platform of Zhejiang Tmall Technology Co., Ltd. (“Tmall”), which aims at facilitating transactions between consumers and industry customers that includes auto dealers, automakers and automotive service providers. The Group identified only one performance obligation that is to provide the industry customers with arranging, decorating and providing the platform for live show. The Group charges a fixed admission fee per live streaming promotion event from its industry customers. As the Group has control of the services and discretion in establishing the price of live streaming promotion admission fee to auto dealers, automakers and other automotive service providers, it is considered to be a principal in accordance with ASC 606. The live streaming promotion events services revenue is recognized on a straight-line basis over the promotion period of the contract, which is usually one week, when the services are provided.

Social CRM cloud services revenue

On January 13, 2020, the Company completed the acquisition of Longye, a Software-as-a-Service (“SaaS”) company who mainly provides subscription and support services to industry customers, including auto dealers, automakers and automotive service providers, with access to cloud services, software licenses and related support and updates during the term of the arrangement. Cloud services allow industry customers to use the Group’s multi-tenant software without taking possession of the software. The Group identified the only one performance obligation that is to provide integrated cloud services to industry customers. The Group initially records the subscription and support services fee as deferred revenue upon receipt and then recognizes the revenue on a straight-line basis over the service period, which is usually from one year to five years. The subscription and support services revenue are recognized on a straight-line basis over the period of the contract when the services are provided.

Referral service for distribution platform revenue

The Group also commenced its customer referral services from the first quarter of 2020 by referring its industry customers to Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu”) to use the membership services of a Baidu’s auto content distribution platform. The Group identified only one performance obligation that is to provide referral service to Baidu. The Group charges Baidu a fixed rate commission fee based on the membership fee amount for the services rendered. The Group is considered to be an agent in accordance with ASC 606 and revenue is recognized at point-in-time when the industry customers successfully register as a membership of Baidu’s auto content distribution platform.

Cost of revenues
p)	Cost of revenues

Costs of revenues, consist primarily of rental costs for auto show venues, venue set-up costs, security costs, the purchase costs of automotive electronic components and other direct costs. The cost of revenue also consists of sales lead information acquisition cost for online marketing services.

Selling and marketing expenses
q)	Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and promotional expenses, salaries and other compensation-related expenses for the Group’s sales and marketing personnel. Advertising and promotional expenses consist primarily of costs for the promotion of corporate image, online and offline events. The Group expenses all advertising and promotional expenses as incurred and classifies them under selling and marketing expenses.

Leases
r)	Leases

The Group accounts for lease under ASC 842 and has elected to utilize the short-term lease recognition exemption and, for those leases with a lease term of 12 months or less, the Group did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities.

The Group determines if an arrangement is a lease and determines the classification of the lease, as either operating or finance, at commencement. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the lease payments over the lease term at commencement date.

As the Group’s leases do not provide an implicit rate, an incremental borrowing rate is used based on the information available at the commencement date, to determine the present value of lease payments. The incremental borrowing rate approximates the rate the Group would pay to borrow in the currency of the lease payments for the weighted-average life of the lease.

The operating lease ROU assets also include any lease payments made prior to lease commencement and exclude lease incentives and initial direct costs incurred if any. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

If there are lease agreements that contain both lease and non-lease components, they are accounted for separately based on their relative standalone price.

Share-based compensation
s)	Share-based compensation

Share-based compensation expenses arise from share-based awards, including share options for the purchase of ordinary shares and restricted shares. The Company accounts for share-based awards granted to employees and nonemployee in accordance with ASC 718 Compensation-Stock Compensation. For share options for the purchase of ordinary shares granted to employees determined to be equity classified awards, the related share-based compensation expenses are recognized in the consolidated financial statements based on their grant date fair values which are calculated using the binomial option pricing model. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The fair value of the ordinary shares is assessed using the income approach/discounted cash flow method, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded at the time of grant. Since November 21, 2018, when the Company’s ordinary shares were public traded, the fair value of the ordinary shares was determined at the closing price of the shares on the grant date. Share-based compensation expenses are recorded net of actual forfeitures using straight-line method during the service period requirement, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

If a share-based award is modified after the grant date, the Group evaluates for such modifications in accordance with ASC 718 Compensation—Stock Compensation, additional compensation expenses are recognized in an amount equal to the excess of the fair value of the modified equity instrument over the fair value of the original equity instrument immediately before modification. The additional compensation expenses are recognized immediately on the date of modification or over the remaining requisite service period, depending on the vesting status of the award.

Taxation
t)	Taxation

Income taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations and comprehensive loss in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2024and 2025.

Net loss per share
u)	Net loss per share

Basic and diluted net loss per share is computed by dividing losses attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

During the years ended December 31, 2023, 2024 and 2025, the Group has 3,880,000, 25,905,000 and nil ordinary shares issuable upon the vest of restricted shares as potentially dilutive ordinary shares and are excluded from the calculation for the three years, as their effects would be anti-dilutive.

Comprehensive loss
v)	Comprehensive loss

Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive (loss)/income, as presented on the consolidated balance sheets, consists only of accumulated foreign currency translation adjustments.

Non-controlling interests
w)	Non-controlling interests

Non-controlling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive loss to distinguish the interests from that of the Company.

Treasury stock
x)	Treasury stock

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement of the treasury shares, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment reporting
y)	Segment reporting

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker identified as the Chief Executive Officer for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM reviews consolidated results including revenue and operating income at a consolidated level. This resulted in two reportable segments in the Group: (1) the automotive electronics resale; and (2) the advertising business.

Warrant liability
z)	Warrant liability

In connection with the issuance of ordinary shares, the Group issued warrants to purchase ordinary shares. The Group evaluates the warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity. Warrants recorded as liabilities are recorded at their fair value and remeasured on each reporting date with change in estimated fair value of warrant liability in the consolidated statement of operations and comprehensive loss.

Concentrations and Risks
aa)	Concentrations and Risks

Credit risk

Financial instruments that potentially subject the Group to the concentration of credit risk consist of cash and cash equivalents, restricted cash, accounts receivable and prepayment and other current assets. As of December 31, 2024 and 2025, all of the Group’s cash and cash equivalents were held in large reputable financial institutions located in the United States of America or China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is derived from revenue earned from the Company’s businesses.

Major customers

In 2025, we disposed our loss-making legacy business and expanded new business operations through a newly established subsidiary. As a result of the divestiture and related retrospective adjustments, we did not generate any revenue for the fiscal year ended December 31, 2024.

In 2025 and 2024, revenue derived from the Company’s top four customers accounted for 97.5% and nil of total revenue, respectively.

Disclosure of details regarding the Company’s top four customers in respect of the concentration of sales revenues generated from third-party customers:

	Year Ended
	December 31, 2025		December 31, 2024
	RMB		RMB

Customer A	1,984	33.5%	—	—
Customer B	1,966	33.2%	—	—
Customer C	1,012	17.1%	—	—
Customer D	809	13.7%	—	—
Total	5,771	97.5%	—	—

Recently issued accounting pronouncements
bb)	Recently issued accounting pronouncements

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance.

Inventory
cc)	Inventory

Inventories, which are primarily comprised of finished goods for sale, are stated at the lower of cost or net realizable value, using the first-in first-out method. We evaluate the need for reserves associated with obsolete, slow-moving and non-salable inventory by reviewing net realizable values on a periodic basis. Only defects products can be return to our suppliers.